Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 3,551,022	$ 2,377,789
Trade and other receivables, Non-current	906,508	616,793
Trade receivables, Current	2,264,869	1,791,262
Trade receivables, Non-current	171,513	96,367
Other receivables, Current	1,286,153	586,527
Other receivables, Non-current	734,995	520,426
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	4,350,373	2,932,551
Trade and other receivables, Non-current	907,022	616,793
Trade receivables, Current	3,017,469	2,342,813
Trade receivables, Non-current	171,513	96,367
Other receivables, Current	1,332,904	589,738
Other receivables, Non-current	$ 735,509	$ 520,426